REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE

22.	REVENUE

Disaggregated Revenues

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. During the year ended December 31, 2022, the Company recognized $552,748 (2021 - $209,100, 2020 - nil) from non-recurring engineering services. The revenue is recognized over time.